Note 40 Depreciation And Amortisation Expense (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Tangible assets [Member]
Depreciation [Line Items]
Depreciation and amortisation expense	€ 370,000,000	€ 404,000,000
For own use depreciable assets [Member]
Depreciation [Line Items]
Depreciation and amortisation expense	216,000,000	236,000,000
Right of use assets [Member]
Depreciation [Line Items]
Depreciation and amortisation expense	152,000,000	166,000,000
Investment property [member]
Depreciation [Line Items]
Depreciation and amortisation expense	2,000,000	2,000,000
Other intangible assets [member]
Depreciation [Line Items]
Depreciation and amortisation expense	245,000,000	257,000,000
Total [Member]
Depreciation [Line Items]
Depreciation and amortisation expense	€ 615,000,000	€ 661,000,000